Investments in Joint Ventures - Additional Information (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
		Sep. 09, 2021	Aug. 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Profit for the year under the equity method				R$ 6,696,460	R$ 1,488,294	R$ 2,893,373
Interest in earnings of joint ventures				4,590,631	583,001	1,131,406
Dividends received from joint ventures				819,729	R$ 1,852	R$ 1,462,625
Credit facility unused				R$ 350,000
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				50.00%
Raizen [Member]
Disclosure of joint ventures [line items]
Net amount		R$ 6,599,987
Reduction on previously held interest				R$ (896,817)
Increase in investment due to cash contribution by non-controlling shareholders in the IPO				2,929,872
Exercise of subscription bonus - Hédera				1,043,347
Other comprehensive income	[1]			(82,243)
Gain on dilution				2,994,159
Profit for the year under the equity method				1,596,472
Interest in earnings of joint ventures				R$ 4,590,631
Biosev [Member]
Disclosure of joint ventures [line items]
Subscription bonus net of market value adjustment			R$ 2,347,281

[1]	Reclassification as part of the partial disposal.